SPIRIT OF AMERICA INVESTMENT FUND, INC.

Supplement dated October 2, 2009 To Prospectus dated April 30, 2009

Effective June 22, 2009, Alpana Sen replaced William Mason as Portfolio Manager for the Spirit of America Large Cap Value Fund (the “Value Fund”). Effective May 18, 2009, Douglas Revello replaced William Mason as Portfolio Manager for the Spirit of America High Yield Tax Free Bond Fund (the “High Yield Fund”). William Mason, the former Portfolio Manager of the Value Fund and High Yield Fund, remains the Portfolio Manager of the Spirit of America Income Fund.

The following information regarding Alpana Sen and Douglas Revello should be added to the Portfolio Mangers section found on page 26 of the Prospectus:

Alpana Sen is primarily responsible for the day-to-day portfolio management of the Spirit of America Large Cap Value Fund. She joined Spirit of America Management Corp (the “Adviser”) on September 29, 2008. Prior to joining the Adviser, Ms. Sen worked at Morgan Stanley Investment Management for approximately 11 years where her last title held was Vice President in the Quantitative Strategies Group and where she was responsible for fundamental analyses on equity securities. Ms. Sen received her M.B.A in Finance from Pace University in 1997. In addition, she passed the CFA Level I exam and possesses a Series 7 general securities representative’s license.

Douglas Revello is primarily responsible for the day-to-day management of the High Yield Fund. Mr. Revello started working at DLA in 1988 as an assistant municipal bond trader and was soon promoted to municipal bond underwriter. As municipal bond underwriter, he led DLA to obtain syndicate membership and manager status for numerous municipal issuers by successfully spearheading the development of DLA’s Syndicate Department and increasing DLA’s municipal underwriting presence. His responsibilities also include institutional and dealer sales. In 2007, Mr. Revello was promoted to Senior Vice President at DLA. He received a Master of Business Administration from Dowling College. Previous employments include J.P. Morgan and Drexel, Burnham & Lambert.

Mr. Revello holds a General Securities Representative (Series 7) license, and Uniform Securities Agent State Law Examination (Series 63) license.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Supplement dated October 2, 2009 To Statement of Additional Information dated April 30, 2009

Effective June 22, 2009, Alpana Sen replaced William Mason as Portfolio Manager for the Spirit of America Large Cap Value Fund (the “Value Fund”). Effective May 18, 2009, Douglas Revello replaced William Mason as Portfolio Manager for the Spirit of America High Yield Tax Free Bond Fund (the “High Yield Fund”). William Mason, the former Portfolio Manager of the Value Fund and High Yield Fund remains the Portfolio Manager of the Spirit of America Income Fund.

The following information replaces that found in the INFORMATION ABOUT PORTFOLIO MANAGERS section beginning on page 20 of the Statement of Additional Information.

Other Accounts Managed

As of the date of this SAI, the Portfolio Managers do not provide portfolio management for any other registered investment companies, pooled investment vehicles or other accounts.

Description of Compensation

Each Portfolio Manager’s compensation consists of a fixed base salary and a bonus. Mr. Mathis receives a bonus that is based on the sale of shares and increase in value of the Real Estate Fund and an annual bonus based on the performance of the Real Estate Fund compared against its relevant index. Ms. Sen’s and Mr. Revello’s compensation consists of a fixed base salary and a discretionary bonus. Mr. Mason receives a fixed base salary and a bonus that is based on the sale of shares and increase in value of the Value Fund, High Yield Fund and Income Fund. In addition, Mr. Mason will receive, under certain conditions, a percentage of the income earned by the Adviser for its management of all of the Funds.

Potential Conflicts of Interest

The management of multiple funds may give rise to potential conflicts of interest if the funds have different objectives, benchmarks, time horizons and fees. The Portfolio Managers may be required to allocate their time and investment ideas across multiple funds. The Portfolio Managers may execute transactions for a fund that may adversely impact the value of securities held by another fund. Securities selected for one fund may outperform the securities selected for another fund. Each Portfolio Manager’s management of his/her personal accounts may also give rise to potential conflicts of interest.

The Portfolio Manager of the Income Fund, William Mason, is employed by DLA, a registered securities broker/dealer. In that capacity, he manages trading, underwriting, institutional sales and dealer sales covering products such as, municipal bonds, treasuries, collateralized mortgage obligations, corporate bonds and unit investment trusts. He also manages DLA’s proprietary fixed-income trading accounts. Mr. Revello is also employed by DLA, a registered securities broker/dealer. In that capacity, he is involved in trading, underwriting and dealer sales covering products such as municipal bonds, treasuries, and corporate bonds. Conflicts of interest may arise because the Funds’ Portfolio Managers have day-to-day management responsibilities with respect to both the Funds and various other accounts. These potential conflicts include:

Limited Resources. The Portfolio Managers cannot devote their full time and attention to the management of each of the accounts that they manage. Accordingly, the Portfolio Managers may be limited in their ability to identify investment opportunities for each of the accounts that are as attractive as might be the case if the Portfolio Managers were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where the accounts have different investment strategies.

Different Investment Strategies. The accounts managed by the Portfolio Managers have differing investment strategies. If the Portfolio Managers determine that an investment opportunity may be appropriate for only some of the accounts or decide that certain of the accounts should take different positions with respect to a particular security, the Portfolio Managers may effect transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts.

Selection of Brokers. The Portfolio Managers select the brokers that execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers provide the Portfolio Managers with research and other services which may require the payment of higher brokerage fees than might otherwise be available. The Portfolio Managers’ decision as to the selection of brokers could yield disproportionate costs and benefits among the accounts that they manage, since the research and other services provided by brokers may be more beneficial to some accounts than to others.

Conflicts of Interest

Where conflicts of interest arise between a Fund and other accounts managed by the Portfolio Managers, the Portfolio Managers will use good faith efforts so that the Fund will not be treated materially less favorably than other accounts. There may be instances where similar portfolio transactions may be executed for the same security for other accounts overseen by the Portfolio Managers.

Ownership of Securities

The following table sets forth the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of December 31, 2008.

Fund	Raymond Mathis	Alpana Sen	William Mason	Douglas Revello

Real Estate Fund	None	N/A	N/A	N/A

Value Fund	N/A	None	$1-$10,000	N/A

High Yield Fund	N/A	N/A	$1-$10,000	None

Income Fund	N/A	N/A	$1-$10,000	N/A

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.